COMMITMENTS AND CONTINGENCIES - COMPENSATION (Details) - Executive - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2016
Compensation Commitment
Term of award	1 year
Compensation expense		$ 89	$ 101